Accumulated Other Comprehensive Loss (AOCL)	12 Months Ended
Dec. 31, 2018
Accumulated Other Comprehensive Loss (AOCL)
Accumulated Other Comprehensive Loss (AOCL)

Note 20 Accumulated Other Comprehensive Loss (AOCL)

Comprehensive income (loss) for TSYS consists of net income, cumulative foreign currency translation adjustments, unrealized gains on available for sale securities and the recognition of an overfunded or underfunded status of a defined benefit postretirement plan recorded as a component of shareholders' equity. The income tax effects allocated to and the cumulative balance of each component of accumulated other comprehensive income (“AOCI”) (loss) are as follows:

(in thousands)	Foreign Currency Translation Adjustments	Gain on Available-For-Sale Securities	Change in Postretirement Healthcare Plans	Total Accumulated Other Comprehensive Loss, Net of Tax
Balance as of December 31, 2015	$(35,013)	2,503	(1,034)	$(33,544)
Pretax amount	(36,341)	11,394	775	(24,172)
Tax effect	(5,872)	4,035	279	(1,558)
Net-of-tax amount	(30,469)	7,359	496	(22,614)
Balance as of December 31, 2016	(65,482)	9,862	(538)	(56,158)
Pretax amount	24,794	(2,050)	(682)	22,062
Tax effect	2,776	(634)	(90)	2,052
Net-of-tax amount	22,018	(1,416)	(592)	20,010
Balance as of December 31, 2017	(43,464)	8,446	(1,130)	(36,148)
Pretax amount	(21,495)	(6,896)	(682)	(29,073)
Tax effect	(1,169)	(1,534)	34	(2,669)
Net-of-tax amount	(20,326)	(5,362)	(716)	(26,404)
Reclassification for adoption of ASU 2018-02 (Note 1)	604	1,968	(243)	2,329
Balance as of December 31, 2018	$(63,186)	5,052	(2,089)	$(60,223)

As discussed in Note 1, the Company early adopted ASU 2018-02 as of July 1, 2018 and recorded a balance sheet reclassification of $2.3 million between accumulated other comprehensive loss and retained earnings.

Consistent with its overall strategy of pursuing international investment opportunities, TSYS adopted the permanent reinvestment exception under GAAP, with respect to future earnings of certain foreign subsidiaries. Its decision to permanently reinvest foreign earnings offshore means TSYS will no longer allocate taxes to foreign currency translation adjustments associated with these foreign subsidiaries accumulated in other comprehensive income.